UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04526
Name of Registrant: Vanguard Quantitative Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2014
Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (97.5%)[1]
Consumer Discretionary (11.2%)
Home Depot Inc.	554,692	44,908
Walt Disney Co.	454,405	38,961
McDonald's Corp.	356,434	35,907
Wyndham Worldwide Corp.	463,350	35,085
Comcast Corp. Class A	648,706	34,823
* Priceline Group Inc.	25,010	30,087
NIKE Inc. Class B	353,761	27,434
Time Warner Inc.	372,438	26,164
Cablevision Systems Corp. Class A	1,369,890	24,179
Lowe's Cos. Inc.	479,850	23,028
Time Warner Cable Inc.	143,320	21,111
Delphi Automotive plc	298,300	20,505
General Motors Co.	487,091	17,681
Ford Motor Co.	928,150	16,001
Macy's Inc.	254,180	14,748
Viacom Inc. Class B	160,980	13,962
Whirlpool Corp.	86,586	12,054
Marriott International Inc. Class A	181,400	11,628
* AutoZone Inc.	21,100	11,315
Best Buy Co. Inc.	363,300	11,266
Graham Holdings Co. Class B	15,550	11,167
Wynn Resorts Ltd.	53,510	11,107
* Charter Communications Inc. Class A	65,600	10,390
Kohl's Corp.	178,280	9,392
* MGM Resorts International	325,964	8,605
Staples Inc.	748,972	8,119
TJX Cos. Inc.	134,500	7,149
* O'Reilly Automotive Inc.	45,500	6,852
* Fossil Group Inc.	65,100	6,804
Omnicom Group Inc.	92,450	6,584
* DIRECTV	72,677	6,178
Goodyear Tire & Rubber Co.	206,880	5,747
GameStop Corp. Class A	124,300	5,030
Johnson Controls Inc.	99,160	4,951
Target Corp.	67,660	3,921
Expedia Inc.	46,000	3,623
* Liberty Media Corp. Class A	25,600	3,499
PVH Corp.	30,000	3,498
Ralph Lauren Corp. Class A	20,900	3,358
Interpublic Group of Cos. Inc.	171,700	3,350
* Amazon.com Inc.	10,250	3,329
International Game Technology	208,920	3,324
* Discovery Communications Inc. Class A	39,940	2,967
Gannett Co. Inc.	88,024	2,756
* Ulta Salon Cosmetics & Fragrance Inc.	28,200	2,578
H&R Block Inc.	69,800	2,340
* Dollar Tree Inc.	42,470	2,313
Newell Rubbermaid Inc.	69,270	2,147
* TripAdvisor Inc.	19,000	2,065

	Carnival Corp.	48,010	1,808
*	Liberty Global plc	38,600	1,633
*	Jarden Corp.	27,400	1,626
	Signet Jewelers Ltd.	14,400	1,592
*	Apollo Education Group Inc.	50,460	1,577
*	Netflix Inc.	3,500	1,542
	Hasbro Inc.	28,517	1,513
*	Dollar General Corp.	21,600	1,239
*,^ Sears Holdings Corp.		30,528	1,220
	CBS Corp. Class B	19,133	1,189
	Family Dollar Stores Inc.	17,600	1,164
*	NVR Inc.	973	1,120
	Las Vegas Sands Corp.	12,300	937
*	Kate Spade & Co.	22,600	862
*	Liberty Global plc Class A	17,300	765
*	Visteon Corp.	6,900	669
	Coach Inc.	18,100	619
*	Time Inc.	24,090	583
*	Live Nation Entertainment Inc.	23,300	575
	Advance Auto Parts Inc.	4,200	567
*	Christopher & Banks Corp.	55,700	488
*	News Corp. Class A	24,934	447
	DSW Inc. Class A	14,400	402
	Lamar Advertising Co. Class A	6,400	339
	Service Corp. International	13,300	276
	Lear Corp.	2,900	259
	VF Corp.	3,900	246
*	New Media Investment Group Inc.	16,717	236
	Big 5 Sporting Goods Corp.	18,900	232
*	Orbitz Worldwide Inc.	24,000	214
*	Lee Enterprises Inc.	47,200	210
*	Mohawk Industries Inc.	1,100	152
	Wendy's Co.	17,800	152
	Churchill Downs Inc.	1,515	137
	SeaWorld Entertainment Inc.	4,800	136
*	Michael Kors Holdings Ltd.	1,300	115
*	Biglari Holdings Inc.	271	115
*	Urban Outfitters Inc.	3,300	112
	CTC Media Inc.	9,300	102
*	Boyd Gaming Corp.	7,410	90
*	Ascena Retail Group Inc.	4,600	79
	Tractor Supply Co.	1,261	76
	DeVry Education Group Inc.	1,200	51
*	Central European Media Enterprises Ltd. Class A	17,500	49
	Extended Stay America Inc.	2,000	46
*	Liberty Ventures Class A	600	44
*	New York & Co. Inc.	8,693	32
	DineEquity Inc.	400	32
	Standard Motor Products Inc.	500	22
*	Ambassadors Group Inc.	4,798	22
*	ANN Inc.	500	21
*	La Quinta Holdings Inc.	1,074	21
*	Taylor Morrison Home Corp. Class A	900	20
	Tiffany & Co.	200	20
*	Cooper-Standard Holding Inc.	300	20
	Hooker Furniture Corp.	1,220	20
	Twenty-First Century Fox Inc. Class A	540	19

* Libbey Inc.	708	19
* Hyatt Hotels Corp. Class A	300	18
Yum! Brands Inc.	200	16
* Starz	500	15
Choice Hotels International Inc.	300	14
* Houghton Mifflin Harcourt Co.	700	13
^ Blyth Inc.	1,295	10
* Nautilus Inc.	839	9
Marcus Corp.	500	9
* New Home Co. Inc.	600	8
Gap Inc.	200	8
* William Lyon Homes Class A	271	8
* AutoNation Inc.	135	8
Morningstar Inc.	100	7
* DreamWorks Animation SKG Inc. Class A	300	7
Leggett & Platt Inc.	200	7
Ruth's Hospitality Group Inc.	467	6
Lincoln Educational Services Corp.	1,215	5
* Quiksilver Inc.	1,400	5
* Express Inc.	200	3
* Modine Manufacturing Co.	200	3
* Beazer Homes USA Inc.	100	2
* Furniture Brands International Inc.	600	—
		652,044
Consumer Staples (9.1%)
Procter & Gamble Co.	971,472	76,348
Coca-Cola Co.	1,245,634	52,765
Wal-Mart Stores Inc.	677,149	50,834
PepsiCo Inc.	515,461	46,051
Philip Morris International Inc.	517,928	43,666
CVS Caremark Corp.	346,570	26,121
Archer-Daniels-Midland Co.	526,520	23,225
Walgreen Co.	286,900	21,268
* Constellation Brands Inc. Class A	236,000	20,799
Mondelez International Inc. Class A	546,597	20,557
Kroger Co.	371,789	18,378
Kimberly-Clark Corp.	155,579	17,303
Dr Pepper Snapple Group Inc.	267,911	15,694
Molson Coors Brewing Co. Class B	193,910	14,380
Tyson Foods Inc. Class A	357,050	13,404
Coca-Cola Enterprises Inc.	242,640	11,593
Avon Products Inc.	774,758	11,319
Costco Wholesale Corp.	95,452	10,992
Safeway Inc.	251,420	8,634
Hershey Co.	86,100	8,384
Campbell Soup Co.	124,220	5,691
JM Smucker Co.	36,076	3,845
Altria Group Inc.	75,652	3,173
General Mills Inc.	37,480	1,969
Kraft Foods Group Inc.	27,850	1,670
Reynolds American Inc.	16,665	1,006
Keurig Green Mountain Inc.	5,700	710
Bunge Ltd.	2,600	197
* Monster Beverage Corp.	2,110	150
* SUPERVALU Inc.	17,300	142
Hillshire Brands Co.	1,800	112
* Adecoagro SA	10,600	100

	Cott Corp.	12,993	92
*	Crimson Wine Group Ltd.	6,540	59
	Mead Johnson Nutrition Co.	198	18
*	Pilgrim's Pride Corp.	500	14
*	Diamond Foods Inc.	300	8
	Whole Foods Market Inc.	200	8
*	Farmer Bros Co.	300	6
	ConAgra Foods Inc.	142	4
			530,689
Energy (11.4%)
	Exxon Mobil Corp.	1,190,724	119,882
	Occidental Petroleum Corp.	622,355	63,872
	Chevron Corp.	416,092	54,321
	ConocoPhillips	510,580	43,772
	Schlumberger Ltd.	354,169	41,774
	EOG Resources Inc.	313,000	36,577
	Devon Energy Corp.	400,207	31,777
	Anadarko Petroleum Corp.	249,556	27,319
	Hess Corp.	245,190	24,247
	Apache Corp.	203,863	20,513
*	Newfield Exploration Co.	415,960	18,385
	Chesapeake Energy Corp.	545,552	16,956
	Phillips 66	205,410	16,521
	Marathon Oil Corp.	408,666	16,314
	Valero Energy Corp.	317,700	15,917
	Helmerich & Payne Inc.	105,700	12,273
	Tesoro Corp.	171,040	10,035
	Nabors Industries Ltd.	303,653	8,918
*	Cameron International Corp.	113,980	7,718
	Kinder Morgan Inc.	197,138	7,148
	Marathon Petroleum Corp.	90,720	7,083
	National Oilwell Varco Inc.	80,280	6,611
	Baker Hughes Inc.	88,237	6,569
	Noble Corp. plc	195,010	6,545
	EQT Corp.	61,200	6,542
	Halliburton Co.	91,500	6,497
	QEP Resources Inc.	124,041	4,279
	Peabody Energy Corp.	223,817	3,659
*	FMC Technologies Inc.	53,200	3,249
	Cabot Oil & Gas Corp.	78,800	2,690
	Williams Cos. Inc.	45,500	2,649
	Denbury Resources Inc.	141,930	2,620
*	Southwestern Energy Co.	57,523	2,617
	CONSOL Energy Inc.	26,360	1,214
	Murphy Oil Corp.	18,034	1,199
*	Harvest Natural Resources Inc.	130,524	651
	EnLink Midstream LLC	15,300	637
*,^ SandRidge Energy Inc.		76,300	546
	Encana Corp.	13,700	325
	Cosan Ltd.	20,300	275
*	Unit Corp.	3,500	241
	North Atlantic Drilling Ltd.	15,054	160
*	Pacific Drilling SA	13,600	136
	CARBO Ceramics Inc.	700	108
	Frank's International NV	4,200	103
	Suncor Energy Inc.	2,291	98
	Plains GP Holdings LP Class A	2,568	82

	Rowan Cos. plc Class A	2,429	78
*	WPX Energy Inc.	3,200	77
*	Kosmos Energy Ltd.	6,400	72
*	Willbros Group Inc.	5,500	68
*	CHC Group Ltd.	5,800	49
	SemGroup Corp. Class A	600	47
*	RSP Permian Inc.	1,400	45
*	Dresser-Rand Group Inc.	700	45
	Ocean Rig UDW Inc.	2,142	41
*	InterOil Corp.	600	38
^	USEC Inc.	11,000	33
	North American Energy Partners Inc.	3,300	27
*,^ Hyperdynamics Corp.		4,718	15
	Cenovus Energy Inc.	400	13
*	TransAtlantic Petroleum Ltd.	1,000	11
*	Hercules Offshore Inc.	2,428	10
	Ardmore Shipping Corp.	600	8
*	McDermott International Inc.	1,000	8
*	Gulfport Energy Corp.	100	6
*	Gevo Inc.	7,200	6
*	Ceres Inc.	7,000	5
*	Synergy Resources Corp.	351	5
	Tsakos Energy Navigation Ltd.	629	4
*	Abraxas Petroleum Corp.	579	4
			662,339
Financials (13.2%)
	Wells Fargo & Co.	1,204,199	63,293
	Citigroup Inc.	1,185,648	55,844
*	Berkshire Hathaway Inc. Class B	292,505	37,019
	JPMorgan Chase & Co.	600,201	34,584
	Goldman Sachs Group Inc.	184,040	30,816
	American International Group Inc.	561,600	30,652
	Capital One Financial Corp.	311,520	25,732
	Assurant Inc.	379,800	24,896
	Bank of America Corp.	1,618,430	24,875
	American Express Co.	230,497	21,867
	KeyCorp	1,351,900	19,373
	Aflac Inc.	299,780	18,661
	Ameriprise Financial Inc.	151,134	18,136
	Travelers Cos. Inc.	190,026	17,876
	McGraw Hill Financial Inc.	205,344	17,050
	Navient Corp.	944,600	16,729
	Legg Mason Inc.	306,996	15,752
	Aon plc	171,960	15,492
	Simon Property Group Inc.	84,220	14,004
	SunTrust Banks Inc.	330,889	13,255
	Unum Group	362,464	12,599
	Prudential Financial Inc.	140,080	12,435
	General Growth Properties Inc.	512,300	12,070
	Public Storage	65,220	11,175
	Regions Financial Corp.	1,052,100	11,173
	Fifth Third Bancorp	509,100	10,869
*	E*TRADE Financial Corp.	489,340	10,403
	CME Group Inc.	133,601	9,479
	US Bancorp	218,735	9,476
	Lincoln National Corp.	177,950	9,154
	Marsh & McLennan Cos. Inc.	174,203	9,027

Host Hotels & Resorts Inc.	403,450	8,880
PNC Financial Services Group Inc.	97,282	8,663
MetLife Inc.	140,700	7,817
Moody's Corp.	72,517	6,357
* CBRE Group Inc. Class A	195,770	6,272
BB&T Corp.	158,250	6,240
Progressive Corp.	228,573	5,797
Discover Financial Services	92,093	5,708
Ventas Inc.	84,600	5,423
Bank of New York Mellon Corp.	139,925	5,244
Principal Financial Group Inc.	93,710	4,730
HCP Inc.	110,858	4,587
Chubb Corp.	44,169	4,071
Morgan Stanley	118,440	3,829
Crown Castle International Corp.	48,593	3,609
* Realogy Holdings Corp.	95,200	3,590
Loews Corp.	79,930	3,518
People's United Financial Inc.	231,042	3,505
BlackRock Inc.	9,591	3,065
Kimco Realty Corp.	130,600	3,001
XL Group plc Class A	82,780	2,709
SLM Corp.	259,200	2,154
Prologis Inc.	52,100	2,141
First Horizon National Corp.	178,470	2,117
Equity Residential	30,740	1,937
Validus Holdings Ltd.	47,636	1,822
Northern Trust Corp.	24,180	1,553
NASDAQ OMX Group Inc.	33,090	1,278
Leucadia National Corp.	45,800	1,201
ACE Ltd.	10,800	1,120
Equity Lifestyle Properties Inc.	25,200	1,113
Hartford Financial Services Group Inc.	29,530	1,057
AG Mortgage Investment Trust Inc.	45,800	867
Retail Properties of America Inc.	50,700	780
Ares Capital Corp.	43,500	777
* Washington Prime Group Inc.	38,600	723
Bank of Montreal	9,200	677
Symetra Financial Corp.	27,900	634
Endurance Specialty Holdings Ltd.	10,033	518
Erie Indemnity Co. Class A	6,409	482
Torchmark Corp.	4,600	377
M&T Bank Corp.	2,848	353
CIT Group Inc.	6,900	316
Columbia Property Trust Inc.	10,600	276
Excel Trust Inc.	20,500	273
* NewStar Financial Inc.	17,118	241
Reinsurance Group of America Inc. Class A	3,000	237
Credicorp Ltd.	1,400	218
Chimera Investment Corp.	64,000	204
Orchid Island Capital Inc.	14,800	193
* Alleghany Corp.	400	175
New York Community Bancorp Inc.	9,900	158
Spirit Realty Capital Inc.	13,200	150
Comerica Inc.	2,700	135
Cincinnati Financial Corp.	2,800	135
* Howard Hughes Corp.	800	126
Prospect Capital Corp.	11,800	125

Brixmor Property Group Inc.	5,000	115
* Genworth Financial Inc. Class A	6,090	106
Interactive Brokers Group Inc.	4,490	105
Hudson City Bancorp Inc.	9,719	96
Aspen Insurance Holdings Ltd.	1,900	86
Apollo Residential Mortgage Inc.	5,000	84
Geo Group Inc.	2,300	82
Platinum Underwriters Holdings Ltd.	1,200	78
Montpelier Re Holdings Ltd.	1,996	64
Monmouth Real Estate Investment Corp. Class A	5,801	58
RLJ Lodging Trust	2,000	58
New Mountain Finance Corp.	3,800	56
Apollo Investment Corp.	6,500	56
Solar Capital Ltd.	2,495	53
FelCor Lodging Trust Inc.	4,900	52
WP Carey Inc.	768	49
Arbor Realty Trust Inc.	6,700	47
CorEnergy Infrastructure Trust Inc.	6,019	45
* MBIA Inc.	3,954	44
* Third Point Reinsurance Ltd.	2,800	43
MVC Capital Inc.	2,700	35
* Tree.com Inc.	1,133	33
PennantPark Investment Corp.	2,700	31
American Capital Mortgage Investment Corp.	1,400	28
Chesapeake Lodging Trust	900	27
Fifth Street Finance Corp.	2,680	26
Ashford Hospitality Prime Inc.	1,489	26
* Investors Bancorp Inc.	2,195	24
BankUnited Inc.	700	23
First Niagara Financial Group Inc.	2,600	23
Ellington Residential Mortgage REIT	1,200	20
Physicians Realty Trust	1,377	20
Main Street Capital Corp.	600	20
American Tower Corporation	200	18
* Talmer Bancorp Inc. Class A	1,300	18
Triangle Capital Corp.	600	17
Ryman Hospitality Properties Inc.	300	14
Medley Capital Corp.	1,100	14
Hercules Technology Growth Capital Inc.	700	11
Northfield Bancorp Inc.	600	8
* Suffolk Bancorp	300	7
Rouse Properties Inc.	364	6
* Flagstar Bancorp Inc.	300	5
Starwood Property Trust Inc.	200	5
Waterstone Financial Inc.	400	5
Parkway Properties Inc.	219	5
* New York REIT Inc.	400	4
Western Asset Mortgage Capital Corp.	300	4
Healthcare Trust of America Inc. Class A	300	4
National General Holdings Corp.	201	3
Silver Bay Realty Trust Corp.	200	3
SI Financial Group Inc.	100	1
Clifton Bancorp Inc.	68	1
		768,890
Health Care (13.9%)
Johnson & Johnson	1,204,126	125,976
Pfizer Inc.	2,924,490	86,799

	Merck & Co. Inc.	1,097,656	63,499
*	Gilead Sciences Inc.	708,680	58,757
	AbbVie Inc.	878,002	49,554
	Eli Lilly & Co.	563,905	35,058
	Thermo Fisher Scientific Inc.	244,915	28,900
*	Express Scripts Holding Co.	399,743	27,714
*	Boston Scientific Corp.	2,084,381	26,618
	Cardinal Health Inc.	374,280	25,661
*	Celgene Corp.	267,340	22,959
	WellPoint Inc.	212,769	22,896
	UnitedHealth Group Inc.	257,548	21,055
	Cigna Corp.	206,153	18,960
	Abbott Laboratories	451,193	18,454
	Baxter International Inc.	194,458	14,059
	Amgen Inc.	117,390	13,895
*	Laboratory Corp. of America Holdings	107,110	10,968
*	DaVita HealthCare Partners Inc.	150,600	10,891
	CR Bard Inc.	72,290	10,338
*	Mylan Inc.	196,950	10,155
	Bristol-Myers Squibb Co.	199,337	9,670
	Agilent Technologies Inc.	139,580	8,017
	McKesson Corp.	40,960	7,627
	Becton Dickinson and Co.	56,517	6,686
	AmerisourceBergen Corp. Class A	88,470	6,428
*	Actavis plc	27,509	6,136
	Humana Inc.	42,770	5,463
*	Vertex Pharmaceuticals Inc.	53,000	5,018
*	Edwards Lifesciences Corp.	54,570	4,684
	Allergan Inc.	25,500	4,315
*	Hospira Inc.	78,240	4,019
	Quest Diagnostics Inc.	63,810	3,745
	PerkinElmer Inc.	79,150	3,707
	Covidien plc	40,190	3,624
*	CareFusion Corp.	62,800	2,785
*	Sarepta Therapeutics Inc.	91,600	2,729
*	Biogen Idec Inc.	6,840	2,157
	Medtronic Inc.	30,893	1,970
*	Forest Laboratories Inc.	17,000	1,683
	Zoetis Inc.	51,800	1,672
*	Health Net Inc.	38,500	1,599
*	Medivation Inc.	13,700	1,056
*,^ Theravance Inc.		34,200	1,018
*	Regeneron Pharmaceuticals Inc.	3,500	989
	Perrigo Co. plc	5,830	850
*	Alexion Pharmaceuticals Inc.	3,899	609
	Aetna Inc.	7,319	593
*	Dynavax Technologies Corp.	366,773	587
*	Pain Therapeutics Inc.	79,492	457
*	BioCryst Pharmaceuticals Inc.	34,200	436
*,^ Myriad Genetics Inc.		9,200	358
*	Henry Schein Inc.	2,800	332
*	Geron Corp.	102,945	330
*	Theravance Biopharma Inc.	9,685	309
*	XenoPort Inc.	61,949	299
*	HCA Holdings Inc.	5,200	293
*	Valeant Pharmaceuticals International Inc.	2,100	265
*	Idenix Pharmaceuticals Inc.	9,800	236

	Select Medical Holdings Corp.	13,000	203
*	Cytokinetics Inc.	39,400	188
*	Allscripts Healthcare Solutions Inc.	10,100	162
*	Brookdale Senior Living Inc.	4,700	157
*	Neurocrine Biosciences Inc.	8,494	126
*,^ Omeros Corp.		7,160	125
*	Zogenix Inc.	61,800	124
*	Oncothyreon Inc.	37,034	120
*	Infinity Pharmaceuticals Inc.	9,300	118
*	Genocea Biosciences Inc.	5,929	111
*	Triple-S Management Corp. Class B	5,810	104
*	Rigel Pharmaceuticals Inc.	26,183	95
*	Medical Action Industries Inc.	6,690	92
*	Durect Corp.	42,200	77
*	Amicus Therapeutics Inc.	22,017	74
*	Vical Inc.	59,181	72
*	Auspex Pharmaceuticals Inc.	2,403	54
*,^ ImmunoCellular Therapeutics Ltd.		47,092	53
*	VCA Inc.	1,500	53
*	Eagle Pharmaceuticals Inc.	3,331	48
*	BioTelemetry Inc.	6,100	44
*	Targacept Inc.	9,600	43
*	Enzo Biochem Inc.	8,100	43
*	Dyax Corp.	4,041	39
*	Envision Healthcare Holdings Inc.	1,000	36
*	Repros Therapeutics Inc.	2,000	35
	Pozen Inc.	4,100	34
*	Zalicus Inc.	27,100	33
*	Concert Pharmaceuticals Inc.	3,145	32
*	Amedisys Inc.	1,796	30
*	Endo International plc	400	28
*	Vanda Pharmaceuticals Inc.	1,700	27
*	Celsion Corp.	7,500	26
	HealthSouth Corp.	700	25
*	KaloBios Pharmaceuticals Inc.	10,972	25
*	BioMarin Pharmaceutical Inc.	400	25
*	IMS Health Holdings Inc.	900	23
*	AMAG Pharmaceuticals Inc.	1,100	23
*	GlycoMimetics Inc.	2,619	22
*	ANI Pharmaceuticals Inc.	500	17
*	Aerie Pharmaceuticals Inc.	524	13
*,^ GTx Inc.		9,388	13
*	Medicines Co.	400	12
*	Biodel Inc.	5,200	11
*	Horizon Pharma Inc.	700	11
*	Cleveland Biolabs Inc.	22,800	11
*	Neuralstem Inc.	2,500	11
	St. Jude Medical Inc.	140	10
*	Ventrus Biosciences Inc.	6,900	9
*	China Biologic Products Inc.	200	9
*	Cambrex Corp.	400	8
*	ArQule Inc.	5,100	8
	Transcept Pharmaceuticals Inc.	3,700	7
*	Emergent Biosolutions Inc.	300	7
*	AngioDynamics Inc.	410	7
*	Puma Biotechnology Inc.	95	6
*	Flexion Therapeutics Inc.	453	6

* Alere Inc.	148	6
* Alimera Sciences Inc.	900	5
* Agenus Inc.	1,600	5
* ARIAD Pharmaceuticals Inc.	800	5
* StemCells Inc.	2,500	5
* Alder Biopharmaceuticals Inc.	200	4
* Retrophin Inc.	300	4
* Celladon Corp.	200	3
* Emeritus Corp.	100	3
* Arrowhead Research Corp.	200	3
* Baxano Surgical Inc.	1,480	1
* Affymax Inc.	4,600	—
* Myrexis Inc.	1,550	—
		808,886
Industrials (10.2%)
General Electric Co.	4,230,953	111,189
General Dynamics Corp.	376,898	43,927
Boeing Co.	335,503	42,686
United Technologies Corp.	250,292	28,896
Caterpillar Inc.	232,201	25,233
Tyco International Ltd.	471,800	21,514
Southwest Airlines Co.	789,951	21,218
United Parcel Service Inc. Class B	205,578	21,105
Northrop Grumman Corp.	166,770	19,951
Lockheed Martin Corp.	122,404	19,674
Pitney Bowes Inc.	668,000	18,450
Emerson Electric Co.	262,989	17,452
Raytheon Co.	171,250	15,798
Delta Air Lines Inc.	338,528	13,108
FedEx Corp.	82,150	12,436
Republic Services Inc. Class A	292,080	11,090
3M Co.	76,020	10,889
Union Pacific Corp.	107,281	10,701
ADT Corp.	300,800	10,510
Snap-on Inc.	85,200	10,098
Danaher Corp.	108,302	8,527
L-3 Communications Holdings Inc.	70,545	8,518
Deere & Co.	91,722	8,305
Honeywell International Inc.	72,969	6,782
Stanley Black & Decker Inc.	73,290	6,436
Rockwell Collins Inc.	81,290	6,352
Joy Global Inc.	80,850	4,979
CSX Corp.	140,687	4,335
Rockwell Automation Inc.	33,900	4,243
Masco Corp.	170,380	3,782
Dun & Bradstreet Corp.	33,330	3,673
Precision Castparts Corp.	13,519	3,412
CH Robinson Worldwide Inc.	52,920	3,376
Xylem Inc.	80,460	3,144
PACCAR Inc.	49,910	3,136
Allegion plc	53,371	3,025
Ingersoll-Rand plc	48,360	3,023
Ryder System Inc.	32,890	2,897
Norfolk Southern Corp.	24,150	2,488
Illinois Tool Works Inc.	26,441	2,315
* Verisk Analytics Inc. Class A	27,800	1,669
* NOW Inc.	42,472	1,538

Allison Transmission Holdings Inc.	44,300	1,378
Flowserve Corp.	17,220	1,280
* AerCap Holdings NV	26,800	1,227
Waste Management Inc.	24,890	1,113
Iron Mountain Inc.	29,245	1,037
* Spirit AeroSystems Holdings Inc. Class A	22,700	765
* Quanta Services Inc.	21,900	757
* MRC Global Inc.	25,200	713
Huntington Ingalls Industries Inc.	7,100	672
Expeditors International of Washington Inc.	11,900	526
KAR Auction Services Inc.	12,900	411
Babcock & Wilcox Co.	11,700	380
TransDigm Group Inc.	1,800	301
Covanta Holding Corp.	14,300	295
Dover Corp.	2,200	200
Waste Connections Inc.	4,108	199
* American Airlines Group Inc.	4,403	189
Pall Corp.	1,600	137
Cintas Corp.	1,900	121
* MFC Industrial Ltd.	14,300	109
RR Donnelley & Sons Co.	6,400	109
* RPX Corp.	5,775	103
* Sensata Technologies Holding	2,000	94
Exelis Inc.	5,300	90
AAR Corp.	3,072	85
* WABCO Holdings Inc.	700	75
Argan Inc.	1,800	67
Alliant Techsystems Inc.	500	67
* Blount International Inc.	3,200	45
Foster Wheeler AG	1,300	44
* Norcraft Cos. Inc.	2,800	40
* Scorpio Bulkers Inc.	3,700	33
* Box Ships Inc.	18,631	28
* IHS Inc. Class A	200	27
* Genco Shipping & Trading Ltd.	26,000	24
* Meritor Inc.	1,800	24
Intersections Inc.	4,360	21
Brink's Co.	700	20
RBC Bearings Inc.	200	13
Nielsen NV	200	10
* ARC Document Solutions Inc.	1,539	9
Owens Corning	200	8
* Pentair plc	100	7
Comfort Systems USA Inc.	400	6
* Masonite International Corp.	100	6
Hardinge Inc.	401	5
AMETEK Inc.	90	5
Navios Maritime Holdings Inc.	200	2
Baltic Trading Ltd.	300	2
		594,759
Information Technology (18.0%)
Apple Inc.	2,087,181	193,962
Microsoft Corp.	1,824,494	76,081
International Business Machines Corp.	418,334	75,831
Hewlett-Packard Co.	1,455,520	49,022
* Google Inc. Class C	83,539	48,058
* Google Inc. Class A	73,909	43,212

Cisco Systems Inc.	1,469,237	36,511
Computer Sciences Corp.	464,190	29,337
* Facebook Inc. Class A	426,590	28,705
Oracle Corp.	623,845	25,284
* Micron Technology Inc.	749,100	24,683
Texas Instruments Inc.	483,552	23,109
MasterCard Inc. Class A	312,460	22,956
QUALCOMM Inc.	288,750	22,869
* eBay Inc.	448,170	22,435
Visa Inc. Class A	101,182	21,320
Intel Corp.	654,752	20,232
Harris Corp.	249,928	18,932
Western Digital Corp.	197,175	18,199
Xerox Corp.	1,344,730	16,728
Fidelity National Information Services Inc.	276,127	15,115
* Electronic Arts Inc.	405,840	14,558
Accenture plc Class A	177,280	14,331
Motorola Solutions Inc.	208,380	13,872
Western Union Co.	732,992	12,710
Intuit Inc.	150,400	12,112
* VeriSign Inc.	242,600	11,841
Seagate Technology plc	207,260	11,777
Symantec Corp.	434,786	9,957
Lam Research Corp.	139,030	9,396
* Cognizant Technology Solutions Corp. Class A	183,700	8,985
Broadcom Corp. Class A	241,910	8,980
* Teradata Corp.	202,950	8,159
* Juniper Networks Inc.	323,480	7,938
Corning Inc.	319,475	7,012
SanDisk Corp.	63,900	6,673
NVIDIA Corp.	313,520	5,813
TE Connectivity Ltd.	92,500	5,720
NetApp Inc.	149,720	5,468
* Fiserv Inc.	77,975	4,703
Analog Devices Inc.	82,050	4,436
* Citrix Systems Inc.	64,023	4,005
Applied Materials Inc.	167,100	3,768
Altera Corp.	75,160	2,613
* CoreLogic Inc.	72,800	2,210
Paychex Inc.	50,107	2,082
CA Inc.	69,050	1,985
EMC Corp.	67,750	1,785
Linear Technology Corp.	35,600	1,676
* Red Hat Inc.	27,800	1,537
Xilinx Inc.	31,520	1,491
* Blackhawk Network Holdings Inc. Class B	41,306	1,109
* AOL Inc.	26,400	1,050
* Yahoo! Inc.	29,300	1,029
* Autodesk Inc.	16,600	936
* Genpact Ltd.	48,100	843
* Zebra Technologies Corp.	9,100	749
* First Solar Inc.	7,870	559
Marvell Technology Group Ltd.	38,800	556
KLA-Tencor Corp.	5,300	385
* NCR Corp.	10,800	379
* Aeroflex Holding Corp.	31,300	329
* FleetCor Technologies Inc.	1,802	238

* Aspen Technology Inc.	3,000	139
* Adobe Systems Inc.	1,900	138
* Sigma Designs Inc.	23,614	108
InterDigital Inc.	2,100	100
* CommScope Holding Co. Inc.	3,500	81
United Online Inc.	7,300	76
PC-Tel Inc.	9,160	74
* F5 Networks Inc.	510	57
* TeleCommunication Systems Inc. Class A	16,000	53
* Zynga Inc. Class A	15,300	49
CDW Corp.	1,500	48
* Net 1 UEPS Technologies Inc.	4,200	48
* EchoStar Corp. Class A	800	42
* Tremor Video Inc.	8,508	40
* Quantum Corp.	31,324	38
* Silicon Image Inc.	7,041	36
EVERTEC Inc.	1,400	34
* TeleTech Holdings Inc.	1,018	30
FLIR Systems Inc.	800	28
* Agilysys Inc.	1,948	27
* NCI Inc. Class A	3,044	27
* Fortinet Inc.	1,000	25
Tessera Technologies Inc.	1,100	24
Science Applications International Corp.	400	18
AVX Corp.	1,200	16
* Sonus Networks Inc.	4,300	15
* Silicon Laboratories Inc.	300	15
Microchip Technology Inc.	300	15
Daktronics Inc.	1,200	14
* Sabre Corp.	700	14
* TriQuint Semiconductor Inc.	789	12
* QLogic Corp.	1,100	11
* RF Micro Devices Inc.	1,100	11
* Atmel Corp.	1,000	9
Amdocs Ltd.	200	9
DST Systems Inc.	100	9
* NetScout Systems Inc.	200	9
* Cadence Design Systems Inc.	500	9
* Lionbridge Technologies Inc.	1,448	9
Diebold Inc.	200	8
Leidos Holdings Inc.	200	8
* Identiv Inc.	690	8
* Mattson Technology Inc.	2,800	6
* Amtech Systems Inc.	500	6
* Kofax Ltd.	700	6
* Integrated Device Technology Inc.	300	5
* UTStarcom Holdings Corp.	1,453	4
Booz Allen Hamilton Holding Corp. Class A	200	4
* TiVo Inc.	300	4
* Mellanox Technologies Ltd.	105	4
* Novatel Wireless Inc.	1,526	3
* Flextronics International Ltd.	200	2
Jabil Circuit Inc.	100	2
* Pulse Electronics Corp.	540	1
* Smith Micro Software Inc.	969	1
		1,049,925

Materials (4.0%)
LyondellBasell Industries NV Class A	363,900	35,535
Dow Chemical Co.	536,313	27,599
Monsanto Co.	184,500	23,015
Sealed Air Corp.	622,560	21,273
Ball Corp.	336,716	21,105
Air Products & Chemicals Inc.	112,647	14,489
PPG Industries Inc.	67,431	14,171
Mosaic Co.	198,190	9,801
United States Steel Corp.	364,500	9,492
Eastman Chemical Co.	79,373	6,933
CF Industries Holdings Inc.	28,010	6,737
Valspar Corp.	84,700	6,453
* Owens-Illinois Inc.	179,380	6,214
Ecolab Inc.	54,066	6,020
Avery Dennison Corp.	104,600	5,361
Newmont Mining Corp.	203,520	5,178
Alcoa Inc.	258,970	3,856
Freeport-McMoRan Copper & Gold Inc.	55,463	2,024
EI du Pont de Nemours & Co.	27,956	1,829
Nucor Corp.	33,180	1,634
Rockwood Holdings Inc.	11,600	881
International Paper Co.	10,700	540
Sigma-Aldrich Corp.	4,600	467
International Flavors & Fragrances Inc.	4,000	417
* Constellium NV Class A	12,800	410
* Mercer International Inc.	32,133	337
Bemis Co. Inc.	4,940	201
Mesabi Trust	8,242	161
Martin Marietta Materials Inc.	900	119
* Novagold Resources Inc.	19,600	83
* Vista Gold Corp.	112,900	56
* Rare Element Resources Ltd.	33,288	43
* Platform Specialty Products Corp.	1,500	42
* Berry Plastics Group Inc.	1,000	26
* Kinross Gold Corp.	5,543	23
Tronox Ltd. Class A	500	13
MeadWestvaco Corp.	300	13
* Golden Star Resources Ltd.	16,173	10
* Texas Industries Inc.	100	9
Vulcan Materials Co.	144	9
Steel Dynamics Inc.	400	7
* KapStone Paper and Packaging Corp.	200	7
Allegheny Technologies Inc.	107	5
* Thompson Creek Metals Co. Inc.	1,000	3
* Taminco Corp.	100	2
* Tanzanian Royalty Exploration Corp.	908	2
		232,605
Other (0.1%)
SPDR S&P 500 ETF Trust	47,200	9,238

Telecommunication Services (3.1%)
AT&T Inc.	2,549,358	90,145
Verizon Communications Inc.	1,194,279	58,436
CenturyLink Inc.	552,763	20,010
Frontier Communications Corp.	1,186,800	6,931
Windstream Holdings Inc.	581,700	5,794

* Intelsat SA			10,100	190
* Alaska Communications Systems Group Inc.			13,500	24
* Globalstar Inc.			4,424	19
* tw telecom inc Class A			400	16
Telephone & Data Systems Inc.			400	10
* Level 3 Communications Inc.			200	9
Cellcom Israel Ltd.			300	4
				181,588
Utilities (3.3%)
Ameren Corp.			618,030	25,265
Exelon Corp.			645,630	23,553
American Electric Power Co. Inc.			396,990	22,140
AES Corp.			1,304,973	20,292
Edison International			276,200	16,050
Entergy Corp.			192,100	15,770
AGL Resources Inc.			191,930	10,562
DTE Energy Co.			106,700	8,309
Duke Energy Corp.			107,350	7,964
FirstEnergy Corp.			195,172	6,776
PG&E Corp.			130,100	6,247
NRG Energy Inc.			134,388	4,999
Consolidated Edison Inc.			83,263	4,808
Dominion Resources Inc.			63,264	4,525
Southern Co.			59,730	2,711
Northeast Utilities			56,505	2,671
CenterPoint Energy Inc.			63,750	1,628
* Dynegy Inc. Class A			41,300	1,437
Pinnacle West Capital Corp.			24,186	1,399
CMS Energy Corp.			41,700	1,299
* Calpine Corp.			48,200	1,148
TECO Energy Inc.			29,790	551
NiSource Inc.			11,093	436
OGE Energy Corp.			4,300	168
American Water Works Co. Inc.			2,900	143
NorthWestern Corp.			2,400	125
Questar Corp.			1,500	37
NextEra Energy Inc.			251	26
Portland General Electric Co.			600	21
Pattern Energy Group Inc. Class A			300	10
				191,070
Total Common Stocks (Cost $4,636,355)				5,682,033
	Coupon
Temporary Cash Investments (2.7%)[1]
Money Market Fund (2.6%)
[2,3] Vanguard Market Liquidity Fund	0.111%		149,836,735	149,837

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.060%	8/27/14	500	500
[4,5] Fannie Mae Discount Notes	0.080%	10/6/14	200	200
[5,6] Federal Home Loan Bank Discount Notes	0.093%	7/18/14	5,000	4,999
[5,6] Federal Home Loan Bank Discount Notes	0.065%	8/29/14	400	400

[5,6] Federal Home Loan Bank Discount Notes	0.080%	9/24/14	500	500
				6,599
Total Temporary Cash Investments (Cost $156,436)				156,436
Total Investments (100.2%) (Cost $4,792,791)				5,838,469
Other Assets and Liabilities-Net (-0.2%)[3]				(10,378)
Net Assets (100%)				5,828,091

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,867,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,893,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $6,200,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,682,033	—	—

Growth and Income Fund

Temporary Cash Investments	149,837	6,599	—
Futures Contracts—Assets[1]	28	—	—
Total	5,831,898	6,599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2014	264	128,858	1,684
E-mini S&P 500 Index	September 2014	58	5,662	64
				1,748

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $4,792,791,000. Net unrealized appreciation of investment securities for tax purposes was $1,045,678,000, consisting of unrealized gains of $1,072,766,000 on securities that had risen in value since their purchase and $27,088,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.2%)
Walt Disney Co.	118,779	10,184
Comcast Corp. Class A	172,600	9,265
Home Depot Inc.	103,275	8,361
Lowe's Cos. Inc.	112,850	5,416
Marriott International Inc. Class A	73,900	4,737
Best Buy Co. Inc.	150,900	4,679
Macy's Inc.	78,700	4,566
Wynn Resorts Ltd.	21,700	4,504
Wyndham Worldwide Corp.	58,400	4,422
Delphi Automotive plc	63,900	4,393
* AutoZone Inc.	7,700	4,129
Cablevision Systems Corp. Class A	233,300	4,118
* O'Reilly Automotive Inc.	27,000	4,066
Whirlpool Corp.	27,300	3,801
Graham Holdings Co. Class B	4,200	3,016
TJX Cos. Inc.	54,000	2,870
Viacom Inc. Class B	30,000	2,602
NIKE Inc. Class B	26,600	2,063
CBS Corp. Class B	29,280	1,820
* DIRECTV	21,100	1,794
Time Warner Cable Inc.	11,200	1,650
* Amazon.com Inc.	4,200	1,364
McDonald's Corp.	6,747	680
Comcast Corp.	10,525	561
Johnson Controls Inc.	8,600	429
Time Warner Inc.	5,700	400
		95,890
Consumer Staples (9.3%)
PepsiCo Inc.	109,592	9,791
CVS Caremark Corp.	104,800	7,899
Procter & Gamble Co.	80,594	6,334
Kimberly-Clark Corp.	52,000	5,783
Kroger Co.	110,500	5,462
Archer-Daniels-Midland Co.	119,200	5,258
Molson Coors Brewing Co. Class B	65,600	4,865
Dr Pepper Snapple Group Inc.	75,700	4,434
Walgreen Co.	59,000	4,374
Tyson Foods Inc. Class A	105,500	3,960
Hershey Co.	40,100	3,904
Coca-Cola Co.	70,980	3,007
Philip Morris International Inc.	30,836	2,600
Wal-Mart Stores Inc.	26,946	2,023
Mondelez International Inc. Class A	49,100	1,847
Kraft Foods Group Inc.	10,866	651
Kellogg Co.	6,500	427
		72,619
Energy (10.3%)
Exxon Mobil Corp.	154,239	15,529

ConocoPhillips	107,359	9,204
Schlumberger Ltd.	70,325	8,295
Occidental Petroleum Corp.	75,200	7,718
EOG Resources Inc.	63,300	7,397
Chevron Corp.	53,256	6,952
Devon Energy Corp.	74,600	5,923
Chesapeake Energy Corp.	158,200	4,917
Valero Energy Corp.	94,700	4,744
Helmerich & Payne Inc.	33,500	3,890
Marathon Oil Corp.	67,500	2,695
Phillips 66	17,479	1,406
* Newfield Exploration Co.	22,900	1,012
Hess Corp.	7,100	702
		80,384
Financials (15.2%)
Wells Fargo & Co.	290,135	15,250
American Express Co.	77,000	7,305
Goldman Sachs Group Inc.	40,100	6,714
JPMorgan Chase & Co.	100,379	5,784
Travelers Cos. Inc.	60,100	5,654
Ameriprise Financial Inc.	42,800	5,136
KeyCorp	318,900	4,570
Regions Financial Corp.	428,300	4,549
Lincoln National Corp.	85,100	4,378
Fifth Third Bancorp	200,800	4,287
Simon Property Group Inc.	25,500	4,240
* Berkshire Hathaway Inc. Class B	31,605	4,000
* E*TRADE Financial Corp.	172,100	3,659
McGraw Hill Financial Inc.	42,500	3,529
Bank of America Corp.	221,953	3,411
Unum Group	89,200	3,101
Public Storage	17,600	3,016
Assurant Inc.	45,800	3,002
BlackRock Inc.	9,200	2,940
Citigroup Inc.	57,525	2,709
Host Hotels & Resorts Inc.	120,900	2,661
General Growth Properties Inc.	106,700	2,514
Legg Mason Inc.	43,000	2,206
* Berkshire Hathaway Inc. Class A	11	2,089
Ventas Inc.	30,800	1,974
Navient Corp.	80,200	1,420
Discover Financial Services	21,350	1,323
PNC Financial Services Group Inc.	14,800	1,318
Kimco Realty Corp.	57,200	1,314
SunTrust Banks Inc.	27,700	1,110
ACE Ltd.	10,700	1,110
Chubb Corp.	10,000	922
Prologis Inc.	20,400	838
Capital One Financial Corp.	9,700	801
Bank of New York Mellon Corp.	11,000	412
* Washington Prime Group Inc.	12,750	239
		119,485
Health Care (13.5%)
Johnson & Johnson	164,546	17,215
Pfizer Inc.	350,075	10,390
* Gilead Sciences Inc.	116,200	9,634

AbbVie Inc.	143,868	8,120
Eli Lilly & Co.	111,987	6,962
* Celgene Corp.	73,400	6,304
* Express Scripts Holding Co.	84,800	5,879
WellPoint Inc.	49,700	5,348
Cigna Corp.	54,800	5,040
Cardinal Health Inc.	70,800	4,854
Thermo Fisher Scientific Inc.	39,900	4,708
* Boston Scientific Corp.	358,100	4,573
Merck & Co. Inc.	76,044	4,399
CR Bard Inc.	29,200	4,176
Zoetis Inc.	110,600	3,569
* Mylan Inc.	25,100	1,294
Allergan Inc.	6,050	1,024
* Alexion Pharmaceuticals Inc.	5,900	922
UnitedHealth Group Inc.	10,000	818
McKesson Corp.	3,300	614
Bristol-Myers Squibb Co.	4,000	194
Amgen Inc.	1,300	154
		106,191
Industrials (10.2%)
General Electric Co.	551,122	14,483
Boeing Co.	58,900	7,494
United Parcel Service Inc. Class B	68,321	7,014
General Dynamics Corp.	50,500	5,886
Lockheed Martin Corp.	36,500	5,867
Southwest Airlines Co.	189,900	5,101
Raytheon Co.	55,100	5,083
Northrop Grumman Corp.	42,416	5,074
L-3 Communications Holdings Inc.	37,900	4,576
Pitney Bowes Inc.	151,400	4,182
Emerson Electric Co.	60,400	4,008
Caterpillar Inc.	22,900	2,489
Delta Air Lines Inc.	52,600	2,037
Union Pacific Corp.	20,400	2,035
3M Co.	14,000	2,005
Rockwell Automation Inc.	8,400	1,051
United Technologies Corp.	8,986	1,037
Fluor Corp.	8,500	654
		80,076
Information Technology (18.4%)
Apple Inc.	279,874	26,009
Microsoft Corp.	307,741	12,833
International Business Machines Corp.	64,340	11,663
* Facebook Inc. Class A	140,600	9,461
Hewlett-Packard Co.	208,150	7,011
MasterCard Inc. Class A	92,000	6,759
Texas Instruments Inc.	131,000	6,260
* Google Inc. Class A	10,505	6,142
Accenture plc Class A	72,300	5,845
* Google Inc. Class C	9,105	5,238
Intuit Inc.	61,300	4,936
Western Digital Corp.	53,300	4,920
* Electronic Arts Inc.	133,100	4,774
Seagate Technology plc	82,200	4,671
Computer Sciences Corp.	70,300	4,443

Harris Corp.	56,000	4,242
*	Micron Technology Inc.	109,700	3,615
Intel Corp.	86,953	2,687
Oracle Corp.	55,888	2,265
Applied Materials Inc.	95,700	2,158
*	Alliance Data Systems Corp.	7,300	2,053
QUALCOMM Inc.	24,057	1,905
Cisco Systems Inc.	66,615	1,655
TE Connectivity Ltd.	19,000	1,175
Visa Inc. Class A	4,800	1,011
*	Cognizant Technology Solutions Corp. Class A	9,600	470
144,201
Materials (4.1%)
Dow Chemical Co.	131,000	6,741
LyondellBasell Industries NV Class A	61,600	6,015
PPG Industries Inc.	22,614	4,752
Ball Corp.	74,400	4,664
United States Steel Corp.	148,400	3,864
Avery Dennison Corp.	70,400	3,608
CF Industries Holdings Inc.	8,800	2,117
31,761
Telecommunication Services (2.9%)
Verizon Communications Inc.	249,996	12,232
AT&T Inc.	296,735	10,493
22,725
Utilities (3.6%)
American Electric Power Co. Inc.	96,600	5,387
Entergy Corp.	63,100	5,180
Edison International	88,700	5,154
Ameren Corp.	105,800	4,325
DTE Energy Co.	46,500	3,621
AGL Resources Inc.	52,600	2,895
Exelon Corp.	55,700	2,032
28,594
Total Common Stocks (Cost $597,932)	781,926
Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund	0.111%	2,283,365	2,283

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.060%	7/9/14	200	200
Total Temporary Cash Investments (Cost $2,484)	2,483
Total Investments (100.0%) (Cost $600,416)	784,409
Other Assets and Liabilities-Net (0.0%)	(176)
Net Assets (100%)	784,233
* Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	781,926	—	—
Temporary Cash Investments	2,283	200	—
Total	784,209	200	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Structured Large-Cap Equity Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2014	4	1,952	24
E-mini S&P 500 Index	September 2014	3	293	—
				24

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $600,416,000. Net unrealized appreciation of investment securities for tax purposes was $183,993,000, consisting of unrealized gains of $185,083,000 on securities that had risen in value since their purchase and $1,090,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (12.0%)
Home Depot Inc.	68,400	5,538
Comcast Corp. Class A	94,891	5,094
Lowe's Cos. Inc.	82,200	3,945
Viacom Inc. Class B	43,600	3,781
CBS Corp. Class B	58,900	3,660
Macy's Inc.	59,800	3,470
Marriott International Inc. Class A	52,800	3,384
* O'Reilly Automotive Inc.	21,900	3,298
NIKE Inc. Class B	40,600	3,148
* Visteon Corp.	32,200	3,124
* Murphy USA Inc.	60,600	2,963
Las Vegas Sands Corp.	38,500	2,934
Whirlpool Corp.	20,700	2,882
Cablevision Systems Corp. Class A	163,200	2,880
Wynn Resorts Ltd.	13,200	2,740
TJX Cos. Inc.	50,200	2,668
Hanesbrands Inc.	22,700	2,234
Gap Inc.	51,000	2,120
* Tower International Inc.	47,500	1,750
Best Buy Co. Inc.	56,300	1,746
Jack in the Box Inc.	27,000	1,616
* DIRECTV	12,100	1,029
Time Warner Cable Inc.	6,800	1,002
Walt Disney Co.	9,700	832
* Starz	24,982	744
* Skechers U.S.A. Inc. Class A	5,800	265
* Amazon.com Inc.	800	260
Domino's Pizza Inc.	1,600	117
Twenty-First Century Fox Inc. Class A	3,300	116
		69,340
Consumer Staples (8.9%)
CVS Caremark Corp.	65,000	4,899
Kimberly-Clark Corp.	35,500	3,948
PepsiCo Inc.	43,600	3,895
Kroger Co.	77,300	3,821
Archer-Daniels-Midland Co.	84,600	3,732
Kraft Foods Group Inc.	59,400	3,561
* Pilgrim's Pride Corp.	128,950	3,528
Procter & Gamble Co.	39,351	3,093
Tyson Foods Inc. Class A	81,900	3,075
Sanderson Farms Inc.	27,100	2,634
Bunge Ltd.	32,800	2,481
Walgreen Co.	30,100	2,231
Altria Group Inc.	51,800	2,173
Andersons Inc.	39,750	2,050
Coca-Cola Co.	33,780	1,431
Dr Pepper Snapple Group Inc.	23,900	1,400
Philip Morris International Inc.	14,550	1,227

^ Herbalife Ltd.	13,000	839
Wal-Mart Stores Inc.	8,465	635
* Rite Aid Corp.	65,000	466
		51,119
Energy (9.3%)
Exxon Mobil Corp.	89,320	8,993
ConocoPhillips	68,240	5,850
EOG Resources Inc.	42,500	4,966
Chevron Corp.	32,565	4,251
Devon Energy Corp.	51,600	4,097
Hess Corp.	39,100	3,867
Chesapeake Energy Corp.	120,000	3,730
Helmerich & Payne Inc.	30,500	3,541
Valero Energy Corp.	68,000	3,407
Cimarex Energy Co.	22,800	3,271
* Kosmos Energy Ltd.	258,700	2,905
Occidental Petroleum Corp.	20,200	2,073
Phillips 66	13,870	1,116
Schlumberger Ltd.	8,310	980
* Clayton Williams Energy Inc.	3,500	481
Murphy Oil Corp.	5,200	346
		53,874
Financials (16.7%)
Wells Fargo & Co.	182,270	9,580
American Express Co.	54,100	5,132
Goldman Sachs Group Inc.	27,200	4,554
PNC Financial Services Group Inc.	46,600	4,150
Travelers Cos. Inc.	38,500	3,622
Ameriprise Financial Inc.	29,600	3,552
Allstate Corp.	59,800	3,511
Lincoln National Corp.	63,400	3,261
KeyCorp	225,300	3,229
Everest Re Group Ltd.	19,700	3,162
Fifth Third Bancorp	147,700	3,153
* Berkshire Hathaway Inc. Class B	23,500	2,974
Discover Financial Services	45,400	2,814
Voya Financial Inc.	76,600	2,784
JPMorgan Chase & Co.	47,336	2,728
RenaissanceRe Holdings Ltd.	24,900	2,664
Simon Property Group Inc.	14,700	2,444
Regions Financial Corp.	229,400	2,436
Universal Insurance Holdings Inc.	178,000	2,309
Public Storage	10,400	1,782
US Bancorp	40,250	1,744
Host Hotels & Resorts Inc.	71,400	1,572
General Growth Properties Inc.	62,100	1,463
RLJ Lodging Trust	50,400	1,456
Bank of America Corp.	91,500	1,406
* Howard Hughes Corp.	8,800	1,389
Omega Healthcare Investors Inc.	34,900	1,286
Ryman Hospitality Properties Inc.	25,300	1,218
Ventas Inc.	19,000	1,218
Hospitality Properties Trust	37,100	1,128
Kimco Realty Corp.	48,700	1,119
Citigroup Inc.	22,700	1,069
Assurant Inc.	16,200	1,062

Corrections Corp. of America	31,800	1,045
Weingarten Realty Investors	31,500	1,034
Retail Properties of America Inc.	66,900	1,029
Astoria Financial Corp.	70,500	948
* World Acceptance Corp.	11,256	855
* E*TRADE Financial Corp.	26,200	557
Montpelier Re Holdings Ltd.	17,100	546
Waddell & Reed Financial Inc. Class A	8,000	501
WP Carey Inc.	6,300	406
Lazard Ltd. Class A	6,600	340
* Opus Bank	11,700	340
Legg Mason Inc.	6,600	339
Brandywine Realty Trust	21,600	337
* Piper Jaffray Cos.	5,000	259
MidSouth Bancorp Inc.	12,900	257
First Financial Northwest Inc.	14,900	162
DuPont Fabros Technology Inc.	5,500	148
		96,074
Health Care (13.6%)
Johnson & Johnson	102,307	10,703
Pfizer Inc.	238,258	7,071
* Gilead Sciences Inc.	76,200	6,318
AbbVie Inc.	93,600	5,283
* Celgene Corp.	54,600	4,689
Eli Lilly & Co.	73,620	4,577
Merck & Co. Inc.	74,183	4,291
McKesson Corp.	22,900	4,264
WellPoint Inc.	35,200	3,788
Cigna Corp.	40,100	3,688
Cardinal Health Inc.	51,900	3,558
Medtronic Inc.	52,000	3,316
* Mylan Inc.	63,100	3,253
CR Bard Inc.	21,200	3,032
* Charles River Laboratories International Inc.	42,600	2,280
* Covance Inc.	26,200	2,242
Omnicare Inc.	25,500	1,698
Abbott Laboratories	38,000	1,554
* Boston Scientific Corp.	81,100	1,036
Amgen Inc.	5,200	616
* CorVel Corp.	12,900	583
Kindred Healthcare Inc.	18,003	416
* Alliance HealthCare Services Inc.	12,600	340
		78,596
Industrials (11.3%)
General Electric Co.	356,980	9,381
Boeing Co.	39,950	5,083
Union Pacific Corp.	43,800	4,369
General Dynamics Corp.	34,600	4,032
Lockheed Martin Corp.	25,000	4,018
Delta Air Lines Inc.	101,800	3,942
Raytheon Co.	39,400	3,635
Northrop Grumman Corp.	30,130	3,604
Trinity Industries Inc.	75,400	3,296
Alaska Air Group Inc.	32,300	3,070
* Spirit AeroSystems Holdings Inc. Class A	87,500	2,949
Pitney Bowes Inc.	103,800	2,867

*	United Rentals Inc.	24,500	2,566
	Honeywell International Inc.	27,000	2,510
	Huntington Ingalls Industries Inc.	26,100	2,469
	Southwest Airlines Co.	89,900	2,415
	Rockwell Automation Inc.	17,500	2,190
	United Parcel Service Inc. Class B	17,300	1,776
	L-3 Communications Holdings Inc.	6,800	821
	Kimball International Inc. Class B	13,200	221
			65,214
Information Technology (17.3%)
	Apple Inc.	135,940	12,633
	International Business Machines Corp.	33,442	6,062
*	Facebook Inc. Class A	89,700	6,036
	Microsoft Corp.	140,897	5,875
	Hewlett-Packard Co.	141,500	4,766
	MasterCard Inc. Class A	64,500	4,739
	Texas Instruments Inc.	83,100	3,971
	Western Digital Corp.	38,900	3,590
*	Alliance Data Systems Corp.	12,100	3,403
	Computer Sciences Corp.	50,800	3,211
*	Take-Two Interactive Software Inc.	139,100	3,094
*	Electronic Arts Inc.	85,600	3,070
*,^ Advanced Micro Devices Inc.		730,200	3,060
*	Aspen Technology Inc.	64,800	3,007
	Anixter International Inc.	27,400	2,742
*	Google Inc. Class A	4,480	2,619
*	Freescale Semiconductor Ltd.	110,900	2,606
*	Google Inc. Class C	4,480	2,577
*	Manhattan Associates Inc.	66,400	2,286
	CDW Corp.	66,600	2,123
	Harris Corp.	27,900	2,113
	Heartland Payment Systems Inc.	50,900	2,098
*	VMware Inc. Class A	17,500	1,694
	Brocade Communications Systems Inc.	148,800	1,369
*	ON Semiconductor Corp.	134,400	1,228
	Intuit Inc.	15,000	1,208
	Booz Allen Hamilton Holding Corp. Class A	52,900	1,124
	Broadridge Financial Solutions Inc.	24,500	1,020
*	Ubiquiti Networks Inc.	20,500	926
	Intel Corp.	23,190	717
	Oracle Corp.	15,848	642
	Motorola Solutions Inc.	9,400	626
	QUALCOMM Inc.	7,300	578
*	Gartner Inc.	7,500	529
	Marvell Technology Group Ltd.	35,000	502
	Lexmark International Inc. Class A	10,200	491
	Cisco Systems Inc.	17,850	444
	Applied Materials Inc.	15,000	338
	DST Systems Inc.	2,590	239
	Visa Inc. Class A	1,000	211
*	iGATE Corp.	5,300	193
			99,760
Materials (4.3%)
	Dow Chemical Co.	86,900	4,472
	LyondellBasell Industries NV Class A	41,700	4,072
	PPG Industries Inc.	18,650	3,919

CF Industries Holdings Inc.			13,000	3,127
Cytec Industries Inc.			29,000	3,057
Sherwin-Williams Co.			9,900	2,049
Avery Dennison Corp.			29,100	1,491
Westlake Chemical Corp.			17,600	1,474
Scotts Miracle-Gro Co. Class A			14,800	842
				24,503
Telecommunication Services (2.7%)
Verizon Communications Inc.			166,757	8,159
AT&T Inc.			191,929	6,787
* FairPoint Communications Inc.			22,000	307
				15,253
Utilities (3.6%)
Exelon Corp.			106,700	3,892
Edison International			63,200	3,673
Entergy Corp.			42,300	3,472
Ameren Corp.			73,400	3,001
New Jersey Resources Corp.			52,000	2,972
American Electric Power Co. Inc.			50,900	2,839
AES Corp.			48,100	748
AGL Resources Inc.			4,500	248
				20,845
Total Common Stocks (Cost $428,305)				574,578
	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund	0.111%		2,744,209	2,744

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.075%	10/15/14	100	100
[5,6] Federal Home Loan Bank Discount Notes	0.086%	9/12/14	100	100
				200
Total Temporary Cash Investments (Cost $2,944)				2,944
Total Investments (100.2%) (Cost $431,249)				577,522
Other Assets and Liabilities-Net (-0.2%)[3]				(1,054)
Net Assets (100%)				576,468
* Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,032,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $1,201,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

Structured Broad Market Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	574,578	—	—
Temporary Cash Investments	2,744	200	—
Total	577,322	200	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Structured Broad Market Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	September 2014	3	1,464	18
E-mini S&P 500 Index	September 2014	4	391	—
				18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2014, the cost of investment securities for tax purposes was $431,249,000. Net unrealized appreciation of investment securities for tax purposes was $146,273,000, consisting of unrealized gains of $148,200,000 on securities that had risen in value since their purchase and $1,927,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2014
VANGUARD QUANTITATIVE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.